American Fidelity Assurance Company and American Fidelity
Separate Account B (File No. 811-08187) hereby incorporate by reference the semi-annual reports for the underlying funds below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company
Act of 1940 (the Act).

Filer/Entity
American Funds Insurance Series


Fund/Portfolio Name: Washington Mutual Investors Fund

Fund/Portfolio Name: International Fund
File #:
811-03857
CIK#
0000729528
Accession:
 0001145549-25-057870
Date of Filing:
 09/05/2025

Filer/Entity:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
File #:
811-07044
CIK#
0000890064
Accession #:
0000890064-25-000003
Date of Filing:
  08/13/2025

Filer/Entity:
BNY Mellon Stock Index Fund, Inc.
File #:
811-05719
CIK #:
0000846800
Accession #:
 0000846800-25-000005
Date of Filing:
 08/14/2025

Filer/Entity:
BNY Mellon Variable Investment Fund


Fund/Portfolio Name: Opportunistic Small Cap Portfolio
File #:
811-05125
CIK#
0000813383
Accession #:
 0000813383-25-000017
Date of Filing:
 08/14/2025

Filer/Entity:
Vanguard Variable Insurance Fund

Fund/Portfolio Name: Balanced Portfolio

Fund/Portfolio Name: Capital Growth Portfolio

Fund/Portfolio Name: Mid-Cap Index Portfolio

Fund/Portfolio Name: Total Bond Market Index Portfolio

Fund/Portfolio Name: Total Stock Market Index
Portfolio with underlying
Equity Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession #:
 0001104659-25-083885
Date of Filing:
  08/27/2025

Filer/Entity:
Vanguard Variable Insurance Fund

Fund/Portfolio Name: Balanced Portfolio

Fund/Portfolio Name: Capital Growth Portfolio

Fund/Portfolio Name: Total Bond Market Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession #:
0001104659-25-083881
Date of Filing:
08/27/2025

These semi-annual reports are for the period ended June 30, 2025, and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Courtney Keeling at (405) 416-8976.